Fair Values of Financial Instruments (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Basis_Points variable_interest_entities Investment	Dec. 31, 2021 USD ($)	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Expected cost of annual call options	2.40%	2.10%	2.10%	2.90%
Coinsurance deposits (net of allowance for credit losses of $8,737 as of 2022 and $2,264 as of 2021)	$ 13,254,956	$ 8,988,891
Fixed index annuities - embedded derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Coinsurance deposits (net of allowance for credit losses of $8,737 as of 2022 and $2,264 as of 2021)	$ 1,173,400	1,245,000
Variable Interest Entity, Primary Beneficiary, Limited Partnership Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Variable interest entities, number of consolidated variable interest entities | variable_interest_entities	2
Unfunded commitments	$ 926,300
Minimum | Measurement Input, Discount Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, sensitivity, discount rate adjustment (basis points) | Basis_Points	(0.0100)
Fixed index annuities embedded derivative, adjustment due to change in discount rate	$ 386,400
Maximum | Measurement Input, Discount Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, sensitivity, discount rate adjustment (basis points) | Basis_Points	0.0100
Fixed index annuities embedded derivative, adjustment due to change in discount rate	$ (336,200)
Fair Value, Measurements, Recurring | Corporate securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	24,161,921	34,660,234
Fair Value, Measurements, Recurring | Other asset backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	5,908,702	5,271,857
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Corporate securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	402,348	0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Other asset backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	$ 442,918	0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Fixed Maturity Securities | Discounted cash flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable liquidity premium, basis points	0.0020
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Fixed Maturity Securities | Discounted cash flow | Corporate securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	$ 84,700	0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Fixed Maturity Securities | Discounted cash flow | Other asset backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	$ 296,800	0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Real estate investments | Discounted cash flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash flow modeling period	10 years
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Limited partnerships and limited liability companies | Discounted cash flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Variable interest entities, number of consolidated variable interest entities | variable_interest_entities	2
Variable interest entity, fair value	$ 64,200
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Corporate securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	23,759,573	34,627,534
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Other asset backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	$ 5,465,784	$ 5,271,857
Fair Value, Measurements, Recurring | Minimum | Equity Securities and Short-Term Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment maturity period	3 months
Fair Value, Measurements, Recurring | Minimum | Significant Unobservable Inputs (Level 3) | Measurement Input, Discount Rate | Fixed Maturity Securities | Discounted cash flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities, measurement input	0.0404
Fair Value, Measurements, Recurring | Minimum | Significant Unobservable Inputs (Level 3) | Measurement Input, Discount Rate | Real estate investments | Discounted cash flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate investments, measurement input	6.00%	6.25%
Fair Value, Measurements, Recurring | Minimum | Significant Unobservable Inputs (Level 3) | Measurement Input, Discount Rate | Limited partnerships and limited liability companies | Discounted cash flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Limited partnerships and limited liability companies, measurement input	5.75%
Fair Value, Measurements, Recurring | Minimum | Significant Unobservable Inputs (Level 3) | Measurement Input, Expected Term | Fixed Maturity Securities | Discounted cash flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities, weighted average lives	8 years 9 months 14 days
Fair Value, Measurements, Recurring | Minimum | Significant Unobservable Inputs (Level 3) | Measurement Input, Cap Rate | Real estate investments | Discounted cash flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate investments, measurement input	4.75%	5.00%
Fair Value, Measurements, Recurring | Minimum | Significant Unobservable Inputs (Level 3) | Measurement Input, Cap Rate | Limited partnerships and limited liability companies | Discounted cash flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Limited partnerships and limited liability companies, measurement input	4.25%
Fair Value, Measurements, Recurring | Maximum | Equity Securities and Short-Term Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment maturity period	12 months
Fair Value, Measurements, Recurring | Maximum | Significant Unobservable Inputs (Level 3) | Measurement Input, Discount Rate | Fixed Maturity Securities | Discounted cash flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities, measurement input	0.2858
Fair Value, Measurements, Recurring | Maximum | Significant Unobservable Inputs (Level 3) | Measurement Input, Discount Rate | Real estate investments | Discounted cash flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate investments, measurement input	8.00%	7.50%
Fair Value, Measurements, Recurring | Maximum | Significant Unobservable Inputs (Level 3) | Measurement Input, Discount Rate | Limited partnerships and limited liability companies | Discounted cash flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Limited partnerships and limited liability companies, measurement input	6.00%
Fair Value, Measurements, Recurring | Maximum | Significant Unobservable Inputs (Level 3) | Measurement Input, Expected Term | Fixed Maturity Securities | Discounted cash flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities, weighted average lives	12 years 5 months 23 days
Fair Value, Measurements, Recurring | Maximum | Significant Unobservable Inputs (Level 3) | Measurement Input, Cap Rate | Real estate investments | Discounted cash flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate investments, measurement input	6.50%	6.25%
Fair Value, Measurements, Recurring | Maximum | Significant Unobservable Inputs (Level 3) | Measurement Input, Cap Rate | Limited partnerships and limited liability companies | Discounted cash flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Limited partnerships and limited liability companies, measurement input	4.75%
Fair Value, Measurements, Recurring | Weighted Average | Significant Unobservable Inputs (Level 3) | Measurement Input, Discount Rate | Fixed Maturity Securities | Discounted cash flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities, measurement input	0.0436
Fair Value, Measurements, Recurring | Weighted Average | Significant Unobservable Inputs (Level 3) | Measurement Input, Discount Rate | Limited partnerships and limited liability companies | Discounted cash flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Limited partnerships and limited liability companies, measurement input	5.86%
Fair Value, Measurements, Recurring | Weighted Average | Significant Unobservable Inputs (Level 3) | Measurement Input, Expected Term | Fixed Maturity Securities | Discounted cash flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturity securities, weighted average lives	9 years 3 months 14 days
Fair Value, Measurements, Recurring | Weighted Average | Significant Unobservable Inputs (Level 3) | Measurement Input, Cap Rate | Limited partnerships and limited liability companies | Discounted cash flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Limited partnerships and limited liability companies, measurement input	4.46%
Fair Value, Measurements, Recurring | Average | Significant Unobservable Inputs (Level 3) | Measurement Input, Discount Rate | Real estate investments | Discounted cash flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate investments, measurement input	6.91%	6.97%
Fair Value, Measurements, Recurring | Average | Significant Unobservable Inputs (Level 3) | Measurement Input, Cap Rate | Real estate investments | Discounted cash flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate investments, measurement input	5.44%	5.72%
Fair Value, Nonrecurring | Real estate investments | Variable Interest Entities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of real estate investments not measured at fair value on a recurring basis | Investment	1
Fair Value, Nonrecurring | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
FHLB common stock	$ 22,000
Short-term loans, fair value	316,400	$ 320,000
Collateral loans, fair value	64,600	0
COLI, fair value	$ 397,700	$ 384,300